Derivative Financial Instruments - Impact of Derivatives on Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure - Derivative Financial Instruments - Impact of Derivatives on Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) (Detail) [Line Items]
Amount of after-tax net losses to be reclassified from accumulated other comprehensive income to earnings in the next 12 months	$ 2